SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 04, 2015	Jun. 16, 2015	Apr. 03, 2015	Nov. 11, 2014	Apr. 03, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Apr. 30, 2014	Nov. 27, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							615,624	1,805,784	2,517,810
Expiration period							10 years
Share options exercised							3,015,872	1,786,449
Total intrinsic value of options exercised							$ 37,874,734	$ 25,047,974
Share price						$ 8.60		$ 8.60
Non-vested shares granted							25,000	29,724
Unrecognized stock option compensation expense							$ 9,465,571
Unrecognized stock option compensation expense, period for recognition							1 year 10 months 20 days
Unrecognized non-vested shares compensation expense							$ 39,690
Unrecognized non-vested shares compensation expense, period for recognition							3 months
Fair value of vested restricted shares							$ 251,687	$ 27,120
Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised						1,788,393	3,043,652
Share price											$ 9.00
Mr. Han [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised		2,439,014
Mr. Han [Member] | Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		2,439,014
Value of shares issued	$ 2,783,957
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices							$ 0.89
Vesting period							1 year
Share price							$ 9.28		$ 3.75
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices							$ 4.36
Vesting period							4 years
Share price							$ 12.85		$ 5.69
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									2,029,386	124,000
Vesting period									4 years	5 years
Expiration period									10 years	10 years
Share price									$ 3.75	$ 0.63
February 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								1,805,784
Vesting period								4 years
Expiration period								10 years
Share price						$ 8.60		$ 8.60
April 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price			$ 10				$ 9
Non-vested shares granted			25,000		27,780
Non-vested shares granted, aggregate value			$ 250,000				$ 250,000
September 16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									30,000
Expiration period									10 years
Share price									$ 5.69
September 16 [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									25.00%
September 16 [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years
Vesting percentage									75.00%
September 16, Second Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									458,424
Expiration period									10 years
Share price									$ 5.69
September 16, Second Issuance [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									25.00%
September 16, Second Issuance [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years
Vesting percentage									75.00%
September 26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										1,533,020
Vesting period										5 years
Expiration period										10 years
Share price										$ 0.83
November 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares granted				1,944
November 11 [Member] | Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							1.00%
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized							8,184,990					6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized						1,833,696		1,833,696